Pension and Severance Benefits - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan and Severance [Line Items]
Prior service costs and actuarial loss included in Accumulated Other Comprehensive Income and expected to be included in net periodic pension cost during the next twelve months	$ 1
Pension and Severance Benefit Plans | Equity securities
Defined Benefit Plan and Severance [Line Items]
Target allocation	75.00%
Pension and Severance Benefit Plans | Fixed income securities
Defined Benefit Plan and Severance [Line Items]
Target allocation	25.00%
Foreign Plans
Defined Benefit Plan and Severance [Line Items]
Short-term portion of the unfunded status	6	5
Accumulated benefit obligation	51	45
Expected employer contributions	9
Domestic Plans
Defined Benefit Plan and Severance [Line Items]
Short-term portion of the unfunded status		0
Accumulated benefit obligation	23	27
Expected employer contributions	$ 1